COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Lease Payments of Operating Leases	The aggregate minimum future lease payments under the operating leases are as follows:

DECEMBER 31,	AMOUNT

2016	$64,886
2017	48,817
2018	50,274
2019	6,307
TOTAL	$170,284